PAYROLL AND SOCIAL SECURITY TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Payroll and Social Security Taxes Payable

	As of December 31,
	2019	2018

Salaries	8,376	4,434
Social security tax	13,564	7,548
Provision for vacation, bonus and others	49,909	46,181
Directors fees	281	315
Other	122	57
TOTAL	72,252	58,535